GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
50 Main Street
White Plains, New York 10606

May 2, 2014

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:     COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company of New York
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
Filing 333-144503; 811-22091

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for COLI VUL-2 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.
the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 13 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.
the text of Post Effective Amendment No. 13 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 29, 2014.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3821.

COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company of New York (Registrant)

By: /s/ Julie J. Collett

Julie J. Collett
Lead Counsel